Long-Term Incentive Awards (Tables)	3 Months Ended
Mar. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Weighted-average Assumptions Used in the Valuation of Market-based Performance Awards Requiring Cash Settlement Using a Monte Carlo Simulation
The awards that are based on the Company's achievement of market-based objectives related to the Company's stock price are valued using a Monte Carlo simulation based on the following weighted-average assumptions:

March 31, 2013
Performance Retention Awards
Dividend yield	—
Expected price volatility	65.0%
Risk-free interest rate	0.1%
Stock price	$7.42
Fair value	$4.51